Annual Total Returns[BarChart] - Invesco SP 500 Pure Value ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.22%)	25.01%	47.44%	12.27%	(8.28%)	19.12%	17.25%	(12.26%)	25.00%	(8.70%)